Summary of Significant Accounting Policies - Summary of Financial Information of VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 3,636,380		¥ 4,418,127		$ 527,226
Restricted cash	2,842,707		4,073,414		412,154
Short-term investments	3,427,020		1,204,901		496,871
Accounts receivable and contract assets	2,217,445		1,890,846		321,499
Property, equipment and software, net	141,345		112,397		20,493
Intangible assets	98,692		98,947		14,309
Right of use assets	192,428		49,138	¥ 54,968	27,899
Investments	180,287		132,377
Deferred tax assets	919,361		455,741		133,295
Prepaid expenses and other assets	2,966,751		1,899,438		430,138
Total assets	21,382,911		18,138,551		3,100,230
Deferred guarantee income	1,805,164		1,089,503		261,724
Expected credit losses for quality assurance commitment.	3,555,618		3,188,561		515,516
Payroll and welfare payable	274,408		252,918		39,785
Taxes payable	134,027		200,648		19,432
Funds payable to investors of consolidated trusts	1,845,210		1,795,640		267,530
Contract liabilities	5,109		8,436		741
Deferred tax liabilities	232,188		137,632		33,664
Leasing liabilities	176,990		33,356		25,661
Amounts due to related party	1,000		2,265		145
Accrued expenses and other liabilities	908,708		719,982		131,750
Total liabilities	8,938,422		7,428,941		$ 1,295,948
Provision for accounts receivable and contract assets	390,882		139,226	144,661
Provision for loans receivable	415,902	$ 60,300	374,243	463,175
Total Operating expenses	8,618,865	1,249,616	6,856,362	5,255,554
Other income, net	220,693	31,997	122,368	116,469
(Loss) profit before income tax expense	2,736,031	396,689	2,736,134	2,424,002
Income tax expenses	(454,775)	(65,936)	(240,818)	(455,421)
Net (loss) profit	2,281,256	$ 330,753	2,495,316	1,968,581
Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,850,016		2,176,581
Restricted cash	2,672,810		3,691,832
Short-term investments	2,697,320		1,173,523
Accounts receivable and contract assets	1,573,345		1,805,079
Quality assurance receivable	1,544,961		931,798
Property, equipment and software, net	26,914		43,241
Intangible assets	35,187		35,187
Right of use assets	189,216		48,941
Loans receivable, net of credit loss allowance for loans receivable	1,442,213		1,696,495
Investments	945,947		820,607
Investment in subsidiaries	73,853		70,578
Deferred tax assets	788,865		343,494
Amounts due from Group companies	2,316,737		2,200,275
Prepaid expenses and other assets	2,702,678		1,672,654
Total assets	18,860,062		16,710,285
Deferred guarantee income	1,723,200		1,089,503
Expected credit losses for quality assurance commitment.	3,239,835		3,188,561
Payroll and welfare payable	157,955		146,697
Taxes payable	51,574		57,237
Funds payable to investors of consolidated trusts	1,845,210		1,795,640
Contract liabilities	5,109		6,826
Deferred tax liabilities	140,212		45,656
Leasing liabilities	174,062		33,184
Amounts due to Group companies	5,149,065		4,005,052
Amounts due to related party	1,000		2,265
Accrued expenses and other liabilities	890,047		679,720
Total liabilities	13,377,269		11,050,341
Net revenues	9,875,484		9,130,049	7,152,418
Related party expenses	(37)		(7,503)	(10,104)
Provision for accounts receivable and contract assets	(284,384)		(134,938)	(116,387)
Provision for loans receivable	(92,790)		32,317	(302,243)
Credit losses for quality assurance commitment	(2,981,336)		(1,963,609)	(2,007,968)
Total Operating expenses	(10,269,231)		(8,061,053)	(5,566,376)
Income (loss) from subsidiaries	2,379		(448)	(2,372)
(Loss) income from operations	(391,368)		1,068,548	1,583,670
Other income, net	158,724		93,674	100,830
(Loss) profit before income tax expense	(232,644)		1,162,222	1,684,500
Income tax expenses	(23,242)		(144,463)	(319,700)
Net (loss) profit	(255,886)		1,017,759	1,364,800
Net cash provided by (used in) operating activities	(1,649,383)		(365,801)	410,068
Capital contribution to Group companies	(10,020)		(22,432)
Collection of loans from Group companies	72,373		389,043
Cash paid as loans extended to Group companies	(304,533)		(2,328,235)
Other investing activities	(756,382)		1,668,517	1,268,657
Net cash provided by (used in) investing activities	(998,562)		(293,107)	1,268,657
Repayment of loans to Group companies	(134,307)		(164,719)
Cash received as loans from Group companies	1,533,401		1,785,238	0
Other financing activities	(96,736)		69,454	(2,286,962)
Net cash provided by (used in) financing activities	1,302,358		1,689,973	(2,286,962)
Beijing Paipairongxin Investment Consulting Co., Ltd [Member] | Third-party revenues
Variable Interest Entity [Line Items]
Net revenues	9,340,431		8,333,978	6,993,099
Related party expenses	(3,567,004)		(3,441,504)	(2,000,511)
Net cash provided by (used in) operating activities	1,298,627		1,412,435	2,415,649
Beijing Paipairongxin Investment Consulting Co., Ltd [Member] | Inter-company revenues
Variable Interest Entity [Line Items]
Net revenues	535,053		796,071	159,319
Related party expenses	(3,343,680)		(2,545,816)	(1,129,163)
Cash used in operating activities under service agreements for Inter-company	(3,598,761)		(2,313,224)	(2,143,205)
Cash provided by operating activities under service agreements for Inter-company	¥ 650,751		¥ 534,988	¥ 137,624